Investments in Marketable Securities and Other Investments - Summary of Long-term Investments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Long-term Investments [Abstract]
Cost Method investments, beginning balance	$ 1.0
Cost Method investments, Additions
Cost Method investments, Impairment
Cost Method investments, Foreign currency
Cost Method investments, ending balance	1.0
Equity Method investments, beginning balance	9.6
Equity Method investments, Additions	5.6
Equity Method investments, Distributions	(3.3)
Equity Method investments, Impairment
Equity Method investments, Foreign currency	0.4
Equity Method investments, ending balance	$ 12.3